Shareholder Fees - CYBER HORNET S&P 500(R) - No Load Shares	Jul. 29, 2026 USD ($)
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(0.25%)
Maximum Account Fee	$ 15.00